SUMMARY OF OUTSTANDING PROMISSORY NOTES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Principal amount	$ 1,420,750	$ 1,455,750	$ 2,250,000
Carrying amount	1,250,946	1,252,373	1,846,583
Amortization of discounts	(5,186)	(24,909)
Convertible promissory notes payable	1,245,760	1,277,282	2,030,550
Amortization of discounts	$ 5,186	$ 24,909
Convertible Note - Talos Victory [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount			250,000
Carrying amount			201,536
Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount	$ 725,000	$ 740,000	750,000
Carrying amount	$ 639,400	$ 635,535	612,265
Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount	$ 176,250	$ 181,250	250,000
Carrying amount	$ 156,466	$ 156,594	200,129
Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount	$ 202,500	$ 207,500	250,000
Carrying amount	$ 188,949	$ 188,987	209,274
Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount	$ 152,000	$ 157,000	250,000
Carrying amount	$ 129,322	$ 128,703	199,220
Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount	$ 165,000	$ 170,000	250,000
Carrying amount	$ 136,809	$ 142,554	199,011
Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount			250,000
Carrying amount			$ 199,011